NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Depreciation Estimated Useful Lives (Details)	Dec. 31, 2024	Dec. 31, 2023
Building Resedential [Member] | Block 40 L L C 2023 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		27 years 6 months
Building Resedential [Member] | Block 40 L L C 2024 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	27 years 6 months
Building Commercial [Member] | Block 40 L L C 2023 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		39 years
Building Commercial [Member] | Block 40 L L C 2024 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Land, Buildings and Improvements [Member] | Block 40 L L C 2023 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Land, Buildings and Improvements [Member] | Block 40 L L C 2024 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member] | Block 40 L L C 2023 [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Furniture and Fixtures [Member] | Block 40 L L C 2023 [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Furniture and Fixtures [Member] | Block 40 L L C 2024 [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Block 40 L L C 2024 [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years